Summary of significant accounting policies - Related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) member	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related parties
Number of electric distribution cooperative members	38
Georgia Transmission Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 37,931	$ 37,156	$ 30,428
Georgia System Operations Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 27,104	$ 26,730	$ 25,578